Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of financial asset classifications under IFRS 9

The Group has assessed the business models and contractual cash flows which apply to its financial assets and classified the assets into the appropriate IFRS 9 categories accordingly.

Financial asset classifications under IFRS 9:

Financial asset category	Classification and measurement under IAS 39	Classification and measurement under IFRS 9	Classification test outcomes
Cash and cash equivalents Trade receivables Other receivables Other financial assets Deferred proceeds	Loans and receivables at fair value (initial recognition) followed by amortised cost (subsequent measurement)	Financial assets at fair value (initial recognition) followed by amortised cost net of impairments (subsequent measurement)	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: solely payments of principal and interest

Contingent proceeds	Fair value through profit or loss	Fair value through profit or loss	Business model test result: hold to collect contractual cash flows Cash flow characteristics test result: potential variability in future payments results in changes to fair value

Schedule of foreign exchange rates

The principal exchange rates used for the translation of results, cash flows and balance sheets into euro were as follows:

	Average			Year-end
euro 1 =	2018	2017	2016	2018	2017
Brazilian Real	4.3085	3.6054	3.8561	4.4440	3.9729

Canadian Dollar	1.5294	1.4647	1.4659	1.5605	1.5039

Chinese Renminbi	7.8081	7.6290	7.3522	7.8751	7.8044

Hungarian Forint	318.8897	309.1933	311.4379	320.9800	310.3300

Indian Rupee	80.7332	73.5324	74.3717	79.7298	76.6055

Philippine Peso	62.2101	56.9734	52.5555	60.1130	59.7950

Polish Zloty	4.2615	4.2570	4.3632	4.3014	4.1770

Pound Sterling	0.8847	0.8767	0.8195	0.8945	0.8872

Romanian Leu	4.6540	4.5688	4.4904	4.6635	4.6585

Serbian Dinar	118.2302	121.3232	123.1356	118.3157	118.3086

Swiss Franc	1.1550	1.1117	1.0902	1.1269	1.1702

Ukrainian Hryvnia	32.0987	30.0341	28.2812	31.6900	33.6769

US Dollar	1.1810	1.1297	1.1069	1.1450	1.1993